BORROWINGS - LONG TERM LOAN (Details)										1 Months Ended	12 Months Ended
	Jun. 15, 2018 USD ($)	Jun. 15, 2018 CNY (¥)	May 14, 2018 USD ($)	May 14, 2018 CNY (¥)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 CNY (¥)	Dec. 21, 2017 CNY (¥)	Dec. 14, 2017 CNY (¥)	Sep. 07, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 30, 2018 USD ($)	Jan. 30, 2018 CNY (¥)	Dec. 13, 2017 CNY (¥)	Nov. 07, 2017 CNY (¥)	Oct. 30, 2017 CNY (¥)	Sep. 07, 2017 CNY (¥)
Debt Instrument [Line Items]
Proceeds from Bank Debt											$ 29,591,000	¥ 203,450,000	¥ 411,745,000	¥ 29,311,000
Interest rate (as a percent)																					4.90%
Long-term bank loan										¥ 209,598,000	54,239,000		209,598,000		¥ 372,926,000
Long-term other borrowing										34,622,000			34,622,000
Loans Payable, Noncurrent, Total										211,578,000	45,752,000		211,578,000		314,571,000
Future installment repayment
2019											11,636,000				80,000,000
2020											29,089,000				200,000,000
2021											11,636,000				80,000,000
2022											2,909,000				20,000,000
Total											55,270,000				380,000,000
Payments of Financing Costs											$ 1,105,000	¥ 7,599,000	4,900,000
Bank B and C | Secured Debt
Debt Instrument [Line Items]
Long-term bank loan										449,254,000			¥ 449,254,000		¥ 567,384,000
Bank of Fushun [Member] | Three-year credit facility
Debt Instrument [Line Items]
Interest rate (as a percent)																				8.00004%
Long-term Line of Credit																$ 3,927,000	¥ 27,000,000	¥ 23,000,000	¥ 150,000,000	¥ 150,000,000
Future installment repayment
Debt Instrument, Face Amount																				240,000,000
Payments of Financing Costs										¥ 2,400,000
Line of Credit facility, Capital Expenditure																				¥ 90,000,000
Shenyang Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)								30.00%
Future installment repayment
Debt Instrument, Face Amount								¥ 220,000,000
Payments of Financing Costs	$ 13,090,000	¥ 90,000,000	$ 2,909,000	¥ 20,000,000	$ 7,272,000	¥ 50,000,000	¥ 40,000,000	¥ 6,775,000
Financial Institution A | Three-year credit facility
Debt Instrument [Line Items]
Long-term bank loan																					¥ 38,784,000
Financial Institution B
Future installment repayment
Interest Expense, Debt | $									$ 1,000,000